Translation gains/(losses)	12 Months Ended
Jun. 30, 2019
Translation gains/(losses)
Translation gains/(losses)

5Translation gains/(losses)

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Arising from
Trade and other receivables	98	132	(909)
Trade and other payables	(372)	(354)	237
Foreign currency loans	965	(103)	313
Other	(87)	314	(842)

	604	(11)	(1 201)

Business segmentation
 Mining	(19)	(18)	(19)
 Exploration and Production International	(79)	289	337
 Energy	(337)	(45)	(299)
 Base Chemicals	(124)	(5)	(394)
 Performance Chemicals	51	45	(299)
 Group Functions	1 112	(277)	(527)

Total operations	604	(11)	(1 201)

Differences arising on the translation of monetary assets and liabilities into functional currency.